Income taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Withholding tax rate for dividends distributed by a foreign invested enterprise		10.00%
Other tax expense	$ 1,400	$ 500	$ 400
Other	(14.80%)	(26.00%)	1.70%
Tax rate	34.00%	34.00%	34.00%
Enterprise Income Tax [Member]
Income Tax Disclosure [Line Items]
Tax rate	25.00%
Non-PRC Tax Resident Enterprise Income Tax [Member]
Income Tax Disclosure [Line Items]
Tax rate	10.00%
SGOCO Fujian [Member]
Income Tax Disclosure [Line Items]
Income tax expense		$ 877
Income tax payable	$ 6,241	6,241
SGOCO International [Member] | Hong Kong [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards	$ 867	$ 159
Tax rate	16.50%	16.50%	16.50%
PRC Entities [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards	$ 2,361	$ 2,091
Net tax loss carry forwards, expiration date		Dec. 31, 2020
SGO [Member] | U.S. [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards	$ 606	$ 599
Net tax loss carry forwards, expiration date	Dec. 31, 2030
Tax rate	34.00%